Related parties (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Related parties (Details Text)
Description of related parties contract	As provided for in the Company’s bylaws, the Board of Directors has the exclusive power to decide on any contract with related parties but those related to the purchase of raw materials that exceed R$5,000 per operation or R$15,000 altogether per year.
Odebrecht and subsidiaries | Braskem Idesa project
Related parties (Details Text)
Expenses for construction		R$ 734,263	R$ 3,177,121
Odebrecht and its subsidiaries | UCP and USL
Related parties (Details Text)
Advance payment on the acquisition of products	R$ 50,904			R$ 150,000
Odebrecht and its subsidiaries | USL, UCP, ODB Agro Par and Brenco
Related parties (Details Text)
Amount of agreement	200,000
Odebrecht and its subsidiaries | CNO
Related parties (Details Text)
Maintenance services	120,000
Odebrecht and its subsidiaries | SAESA
Related parties (Details Text)
Power purchase agreement	R$ 517,000
Term of agreement	13 years
Petrobras and its subsidiaries
Related parties (Details Text)
Description of related parties contract	On December 23, 2015, Braskem and Petrobras entered into an agreement for the annual purchase of 7 million tons of petrochemical naphtha for five years. This agreement includes commercial renegotiation rights for both parties as of the third year, in case of changes in certain market conditions. The established price is 102.1% of ARA international benchmark, which is the average price of inputs in the European ports of Amsterdam, Rotterdam and Antwerp)
Petrobras and its subsidiaries | Petrobras Distribuidora S.A.
Related parties (Details Text)
Sale of gasoline	R$ 995,602
Petrobras and its subsidiaries | REFAP
Related parties (Details Text)
Description of related parties contract	In November 2016, the Company entered into an agreement with Petrobras for the purchase of 108,000 tons of polymer-grade propylene through REFAP, with duration of 5 years
Braskem joint venture | RPR
Related parties (Details Text)
Sale of gasoline	R$ 44,698
Sale of gasoil	R$ 323,949